Significant accounting policies (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Significant Accounting Policies [Line Items]
Restricted cash	€ 300		€ 300		€ 2,400
Restricted cash, noncurrent	300		300		2,300
Deferred revenue	€ 1,814		1,814		€ 2,750
Revenue recognized that was included in beginning deferred revenue balance			€ 2,600
Expedia | Customer Concentration Risk | Revenue
Significant Accounting Policies [Line Items]
Concentration risk, percentage	21.00%	15.00%	21.00%	31.00%
Expedia | Customer Concentration Risk | Accounts Receivable
Significant Accounting Policies [Line Items]
Concentration risk, percentage			28.00%		20.00%
Booking Holdings | Customer Concentration Risk | Revenue
Significant Accounting Policies [Line Items]
Concentration risk, percentage	59.00%	46.00%	57.00%	39.00%
Booking Holdings | Customer Concentration Risk | Accounts Receivable
Significant Accounting Policies [Line Items]
Concentration risk, percentage			47.00%		47.00%